Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income									$ 52,755	$ 106,865	$ 300,829
Net income attributable to noncontrolling interest	$ 1,544	$ 1,161	$ 1,368	$ 861	$ 1,366	$ 839	$ (56)	$ 530	(4,934)	(2,679)	(4,802)
Net income attributable to PPD, Inc.									47,821	104,186	296,027
Recapitalization investment portfolio consideration	(9,984)	11,231	(5,029)	10,628	23,198	(27,258)	(1,329)	(2,460)	6,846	(7,849)	(97,136)
Net income attributable to common stockholders of PPD, Inc.	$ 6,766	$ 26,652	$ 25,716	$ (4,467)	$ 36,591	$ 4,100	$ 57,699	$ (2,053)	$ 54,667	$ 96,337	$ 198,891
Denominator:
Basic weighted-average common shares outstanding (in shares)									279,285	279,238	291,027
Effect of dilutive stock options and restricted stock (in shares)									1,408	79	2,799
Diluted weighted-average common shares outstanding (in shares)									280,693	279,317	293,826
Earnings/(loss) per share:
Basic (in usd per share)	$ 0.02	$ 0.10	$ 0.09	$ (0.02)	$ 0.13	$ 0.01	$ 0.21	$ (0.01)	$ 0.20	$ 0.34	$ 0.68
Diluted (in usd per share)	$ 0.02	$ 0.09	$ 0.09	$ (0.02)	$ 0.13	$ 0.01	$ 0.21	$ (0.01)	$ 0.19	$ 0.34	$ 0.68